Significant Accounting Policies (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010 years number	Dec. 31, 2009	Dec. 31, 2008
Foreign Currency Translation
Threshold percentage used to determine if economic environment is highly inflationary									100.00%
Number of years used to determine if economic environment is highly inflationary (in years)									3
Operating income of Venezuelan subsidiary as percent of consolidated amount high end of range									1.00%
Cumulative inflation rate of Venezuela in November 2009, low end of range									100.00%
Approximate net sales decrease of Venezuelan sub due to change in functional currency and remeasurment from January 1, 2010 in comparison to 2009									66.70%
Cash and cash equivalents
Cash and cash equivalents classification when aquired, maximum maturity period (in months)									3
Marketable securities.
Marketable securities classification, minimum holding period for classification as non-current (in years)									1
Earnings per share
Options outstanding not included in computation of diluted earnings per share (in shares)									26.3	54.3	41.0
Numerator:
Net income attributable to 3M (in dollars)	$ 928	$ 1,106	$ 1,121	$ 930	$ 935	$ 957	$ 783	$ 518	$ 4,085	$ 3,193	$ 3,460
Denominator:
Denominator for weighted average 3M common shares outstanding - basic (in shares)									713.7	700.5	699.2
Dilution associated with the Company's stock-based compensation plans (in shares)									11.8	6.2	8.0
Denominator for weighted average 3M common shares outstanding - diluted (in shares)									725.5	706.7	707.2
Earnings per share attributable to 3M common shareholders - basic (in dollars per share)	$ 1.30	$ 1.55	$ 1.57	$ 1.31	$ 1.32	$ 1.36	$ 1.12	$ 0.75	$ 5.72	$ 4.56	$ 4.95
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share)	$ 1.28	$ 1.53	$ 1.54	$ 1.29	$ 1.30	$ 1.35	$ 1.12	$ 0.74	$ 5.63	$ 4.52	$ 4.89